Employee benefits (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current liabilities	$ 964	$ 930
Non-current liabilities	1,381	1,260
Payroll Related Charges And Other Remunerations [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	867	831
Share Based Payment [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	27	33
Employee Postretirement Obligation Provision [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	70	66
Non-current liabilities	$ 1,381	$ 1,260